Note 21 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	[1]	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	[1]	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	[1]	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	[1]	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Bullion sales receivable	$ 4,095				$ 5,403
VAT receivables	8,164				4,259
Deposits for stores, equipment and other receivables	416				290
Trade and other current receivables	$ 12,675	$ 9,651	$ 7,882	$ 7,558	$ 9,952	[1]	$ 5,749	$ 8,560	$ 9,957	$ 9,185		$ 8,815	$ 7,748	$ 10,215	$ 7,938		$ 11,828	$ 9,306	$ 11,247	$ 4,962		$ 6,839	$ 7,170	$ 6,121	$ 6,912		$ 7,936	$ 6,492	$ 5,456

[1]	Refer to note 41.